Insurance	12 Months Ended
Oct. 31, 2024
Insurance service result [abstract]
Insurance
Note 15: Insurance
Insurance Results
Insurance results are presented in
non-interest
revenue, insurance service results and
non-interest
revenue, insurance investment results, in our Consolidated Statement of Income. Insurance service results include insurance revenue, insurance service expenses and reinsurance results. Insurance investment results include net returns on insurance-related assets and the impact of the change in discount rates and financial assumptions on insurance co nt
ract liabilities. As of November 1, 2023, we no longer reported insurance claims, commissions and changes in policy benefit liabilities as a result of the adoption of IFRS 17.
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	2024	2023
Insurance revenue	$1,767	$1,587
Insurance service expenses	(1,330)	(1,080)
Net expenses from reinsurance contracts	(97)	(118)
Insurance service results	$340	$389
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	2024	2023
Investment return	$2,320	$285
Insurance finance (expense) from insurance and reinsurance contracts held	(2,098)	(127)
Movement in investment contract liabilities	(117)	13
Insurance investment results	$105	$171

Insurance Contract Liabilities
We are engaged in insurance businesses related to life insurance and annuities, which include pension risk, accident and sickness, creditor insurance and reinsurance. Insurance contract liabilities represent groups of contracts with similar risks, written in the same fiscal year and with similar expected profitability. These groups of contracts are measured based on our estimates of the present value of cash flows that are expected to arise as we fulfill the contracts, an explicit risk adjustment for non-financial
risk and a CSM. Refer to Note 1 for additional details on our policy for insurance contract liability accounting.
Insurance contract liabilities by remaining coverage and incurred claims comprise
the following:

(Canadian $ in millions)			2024			2023
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Insurance contract liabilities, beginning of year	$13,114	$235	$13,349	$11,850	$267	$12,117
Insurance service results	(1,448)	1,101	(347)	(1,403)	979	(424)
Net finance expenses from insurance contracts	2,206	–	2,206	179	–	179
Total cash flows	3,176	(1,136)	2,040	2,488	(1,013)	1,475
Other changes in the net carrying amount of the insurance contract	(1)	1	–	–	2	2
Insurance contract liabilities, end of year (1)	$17,047	$201	$17,248	$13,114	$235	$13,349

(1)	The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $115 million as at October 31, 2024 and $131 million as at October 31, 2023.
CSM from contracts issued for the year ended October 31, 2024 was $107 million ($73 million in 2023). Total CSM as at October 31, 2024 was $1,550 million ($1,689 million as at October 31, 2023).
This excludes the impact of any reinsurance held, which is not significant to the bank. Onerous contract losses for the years ended October 31, 2024 and 2023 were not material.
We use the following rates to discount fulfilment cash flows of our insurance contracts, which are based on a risk-free yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	2024	2023
1 year	4.16%	6.10%
3 years	4.17%	5.83%
5 years	4.35%	5.69%
10 years	4.82%	5.82%
20 years	5.15%	5.85%
30 years	4.98%	5.81%
Ultimate	5.00%	5.00%
Investment Contract Liabilities
Investment contracts include products that do not involve the transfer of significant insurance risk, either at inception or during the life of the investment contract. These products are limited to certain structured settlements and term annuities that provide income for a specified period of time. We designate the obligations related to certain investment contracts in our insurance businesses at FVTPL, which eliminates a measurement inconsistency that would otherwise arise from measuring the investment contract liabilities and offsetting changes in the fair value of the investments supporting them on a different basis. The change in fair value of these investment contract liabilities is recorded in non-interest
revenue, insurance investment results, in our Consolidated Statement of Income, with the exception of changes in our own credit risk recognized in other comprehensive income. The impact of changes in our own credit risk is measured based on movements in our own credit spread year over year. Changes in the fair value of investments backing these investment contract liabilities are recorded in non-interest
revenue, insurance investment
results
, in our Consolidated Statement of Income. We also carry certain investment contract liabilities at amortized cost. These totalled
$147 million at
October
31, 2024 ($nil
million
at October 31, 2023).
The following table presents the fair value and changes in fair value in our investment contract liabilities measured at FVTPL:

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Difference between fair value and amount due at contractual maturity	Change in fair value - gains (losses) recorded in the Consolidated Statement of Income	Change in fair value - (losses) due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value - gains (losses) due to own credit risk recognized in AOCI (before tax)
As at October 31, 2024	$796	$1,336	$(540)	$(86)	$ (34)	$(26)
As at October 31, 2023	708	1,397	(689)	42	(15)	8
In addition to the insurance contract and investment contract liabilities noted above, we have recorded $579 million as at October 31, 2024 ($401 million as at October 31, 2023) in insurance-related liabilities in our Consolidated Balance Sheet, primarily made up of reinsurance contract liabilities.